Capital management	12 Months Ended
Dec. 31, 2021
Disclosure of capital management [Abstract]
Capital management

16Capital Management

The Corporation views capital as the sum of its cash and cash equivalents, long-term debt and equity. The Corporations’ objectives when managing capital is to safeguard its ability to continue as a going concern in order to provide an adequate return to shareholders and maintain a sufficient level of funds to finance its research and development activities, general and administrative expenses, working capital and overall capital expenditures, including those associated with patents and trademarks. To maintain or adjust the capital structure, the

Corporation may attempt to issue new shares, issue new debt, acquire or dispose of assets, all of which are subject to market conditions and the terms of the underlying third party agreements. The Corporation is not subject to any regulatory capital requirements imposed.

	2021	2020
	$	$
	(Recast – note 2)
Total long-term debt	18,002	6,906
Less: Cash and cash equivalents	(38,616)	(36,268)

Net debt	(20,614)	(29,362)
Equity	21,542	30,802

Total capital	928	1,440

The Corporation is in compliance with its debt covenants.